Schedule of share-based model inputs (Details) - $ / shares		6 Months Ended
	Feb. 10, 2022	Jun. 30, 2022
Share-based Payments
Exercise price in USD	$ 212.00
Share price in USD	$ 100.00
Description of expected term	From 5 years to 6 years
Expected volatility	80.00%	80.00%
Risk free interest rate (US treasury bond)	1.99%
Dividend yield